OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payable and accrued expenses consisted of the following:

	As of December 31,
	2018	2017
Accrued payroll	$1,940	$12,470
Other tax payable	82,606	-
Other payable	161,455	52,377
Total	$246,001	$64,847